Document And Entity Information	Feb. 27, 2024
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 27, 2024
Entity Registrant Name	TKO Group Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41797
Entity Tax Identification Number	92-3569035
Entity Address, Address Line One	200 Fifth Avenue
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	646
Local Phone Number	558-8333
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	TKO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001973266
Amendment Flag	false